Common Control Leasing Arrangements	6 Months Ended
Jun. 30, 2026
Common Control Leasing Arrangements [Abstract]
COMMON CONTROL LEASING ARRANGEMENTS

NOTE 5: COMMON CONTROL LEASING ARRANGEMENTS

The Company has elected an accounting alternative available to them and accordingly is not required to evaluate whether lessor entities in common control leasing arrangements meeting the following criteria are variable interest entities: 1) substantially all activities between the Company and the lessor entities are related to leasing activities between the two entities (including supporting leasing activities) and 2) the principal amount of any lessor entity obligations related to the leased assets explicitly guaranteed or collateralized by the Company did not exceed the value of the leased assets at the inception of the guaranty or collateralization.

The Company leases its corporate headquarters from a lessor entity, TG Legacy, LLC, which is a related party through common ownership. Because the Company does not have alternative facilities readily available, the Company has an economic incentive to provide financial support to the lessor entity should the lessor entity default on its obligations. The amount and key terms of the obligations recorded in the lessor entity’s financial statements that could require the Company to provide financial support to the lessor entity consist of a note payable to a financial institution with an outstanding balance of $2,414,399 and $2,468,600 at June 30, 2026 and December 31, 2025, respectively. The note bears interest at 4.04 percent through maturity on March 7, 2032 and is payable in monthly installments of principal and interest totaling $17,360. A balloon payment is also due at maturity. The note is collateralized by substantially all assets of TRINITY and the corporate headquarters leased to the TRINITY by the lessor entity. The note is secured by the real estate and personally guaranteed by the Company’s President As of June 30, 2026, the Company does not believe it is exposed to any significant risk related to the lessor’s note payable.